Note 12: Notes Payable (Details) (USD $)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended	18 Months Ended	3 Months Ended	9 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2012	Mar. 31, 2013	Jun. 30, 2013 Short-term Note 1	Jun. 30, 2013 Short-term Note 1
Short-term Debt								$ 100,000	$ 100,000
Short-term Debt, Weighted Average Interest Rate								6.00%	6.00%
Short-term Debt, Date									Mar. 16, 2012
Short-term Debt, Terms									Principal and accrued interest are due on March 15, 2014. This note is convertible to 1,000,000 common shares at the conversion price of $0.10 per share after April 11, 2013.
Interest expense	$ 2,864	$ 66	$ 4,221	$ 66	$ 3,455	$ 3,455	$ 7,676	$ 1,500	$ 3,000